Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue
Other income	444	27
Research and development costs	(2,916)	(1,665)
Administrative costs	(1,738)	(2,378)
Loss from operations	(4,210)	(4,016)
Finance income	2,474	180
Finance expense	(62)	(135)
Loss before tax	(1,798)	(3,971)
Taxation	(44)	165
Loss for the period attributable to the owners of the parent	(1,842)	(3,806)
Items that will or may be reclassified subsequently to profit or loss:
Exchange (loss)/gains arising on translation of foreign operations	(3)	3
Total comprehensive loss attributable to the owners of the parent	£ (1,845)	£ (3,803)
Loss per share
Basic loss per share	£ (0.000005)	£ (0.0002)
Diluted loss per share	£ (0.000005)	£ (0.0002)